UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              2000


Check here if Amendment [  ]; Amendment Number:               .
	This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffery Auxier                              .
Address:   Auxier Asset Management LLC     .
                 8050 S.W Warm Springs, Suite 130.
                 Tualatin, Oregon 97062                  .

Form 13F File Number: 28-  not assigned   .

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Shauna C Tweedy       .
Title:		Chief Financial Officer
Phone:		1-503-885-8807          .

Signature, Place and Date of Signing:


 _Shauna C. Tweedy____ Tualatin, Oregon______2/15/01

 [Signature]			          [City, State]
                                              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries this list, omit this section.]

	Form 13F File Number	Name
	28-      N/A                   .            ____________________
	[Repeat as necessary]

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            _________0_________

Form 13F Information Table Entry Total:      ________78________

Form 13F Information Table Value Total:     ______88,251__
                                					          (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no enties in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	NONE________________	__________________________

[Repeat as necessary.]

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                                                                     FORM 13F INFORMATION TABLE
                                         VALUE   SHARES/SH/P/INV OT VOTING AUTHORITY
NAME OF ISSUER           CLASS CUSIP     (x$1000)PRN AMTPRN  DSC MA SOLE   SH NONE
AT&T CORP                COM   001957109 1669     96405SH    SOLE    96405 0  0
AT&T CORP LIBERTY MEDIA  COM   001957208  214     15794SH    SOLE    15794 0  0
ALBERTO CULVER CO CL     PFD A 013068200  549     17500SH    SOLE    17500 0  0
ALKERMES INC.            COM   01642t108  549     17500SH    SOLE    17500 0  0
ALLSTATE CORP            COM   020002101 3165     72659SH    SOLE    72659 0  0
AMAZON COM INC.          COM   023135106  691     44425SH    SOLE    44425 0  0
AMER INTERNATIONAL GRO.  COM   026874107  275      2790SH    SOLE     2790 0  0
AMERUS GROUP CO.         COM   030732101  236      7300SH    SOLE     7300 0  0
AMGEN INC.               COM   031162100 3190     49900SH    SOLE    49900 0  0
AUTONATION INC.          COM   05329W102  600    100000SH    SOLE   100000 0  0
AMERICAN EXPRESS CO.     COM   025816109  392      7129SH    SOLE     7129 0  0
AMERICAN HOME PRODUCTS   COM   026609107  251      3956SH    SOLE     3956 0  0
AVENUE A INC.            COM   053566105  183    100980SH    SOLE   100980 0  0
BANK ONE CORP.           COM   06423A103  305      8816SH    SOLE     8816 0  0
BANK OF AMERICA          COM   060505104 2214     48269SH    SOLE    48269 0  0
BERKSHIRE HATHAWAY INC   PFD B 084670207  564       240SH    SOLE      240 0  0
BOEING CO.               COM   097023105 1028     15571SH    SOLE    15571 0  0
BRISTOL MYERS SQUIBB C   COM   110122108  480      6497SH    SOLE     6497 0  0
CHARTER COMMUNICATIONS   COM   16117M107 1969     86775SH    SOLE    86775 0  0
CHASE MANHATTEN CORP.    COM   16161A108  685     15071SH    SOLE    15071 0  0
CHEVRON CORP.            COM   166751107  823      9743SH    SOLE     9743 0  0
CISCO SYSTEMS, INC.      COM   17275R102  346      9034SH    SOLE     9034 0  0
CITIGROUP                COM   172967101 7364    144221SH    SOLE   144221 0  0
COMPAQ COMPUTER CORP.    COM   204493100  703     46709SH    SOLE    46709 0  0
COSTCO WHOLESALE CORP    COM   22160K105  266      6650SH    SOLE     6650 0  0
DAIMLERCHRYSLER AG       COM   D1668R123  274      6661SH    SOLE     6661 0  0
DELPHI AUTOMOTIVE SYST   COM   247126105  251     22293SH    SOLE    22293 0  0
DEPARTMENT 56 INC.       COM   249509100  264     22950SH    SOLE    22950 0  0
DOW CHEMICAL CO.         COM   260543103 2610     71250SH    SOLE    71250 0  0
ENRON CORP.              COM   293561106 1964     23625SH    SOLE    23625 0  0
EXXON MOBIL CORP.        COM   30231G102  314      3609SH    SOLE     3609 0  0
FREDDIE MAC VOTING       COM   313400301 4826     70067SH    SOLE    70067 0  0
FEDERAL NATIONAL MORTGA  COM   313586109  499      5751SH    SOLE     5751 0  0
FIRST AMERICAN BANK      COM   318514106  619      5048SH    SOLE     5048 0  0
FIRST DATA CORP.         COM   319963104 2453     46560SH    SOLE    46560 0  0
FIRST UNION CORP.        COM   337358105  381     13700SH    SOLE    13700 0  0
FIRST FED FINL CORP. DE  COM   337907109  456     14100SH    SOLE    14100 0  0
FLEETBOSTON FINANCIAL C  COM   339030108 2608     69425SH    SOLE    69425 0  0
FRANKLIN RESOURCES INC.  COM   354613101 2849     74771SH    SOLE    74771 0  0
GENERAL ELECTRIC         COM   369604103  863     17994SH    SOLE    17994 0  0
GENERAL MOTORS CORP.     COM   370442105  886     17400SH    SOLE    17400 0  0
GENERAL MOTORS- CLASS H  PFD   370442832  423     18378SH    SOLE    18378 0  0
GOLDEN STATE BANCORP.    COM   381197102  495     15744SH    SOLE    15744 0  0
INTEL CORP               COM   458140100 1507     50134SH    SOLE    50134 0  0
JOHNSON & JOHNSON        COM   478160104  237      2255SH    SOLE     2255 0  0
LORAL SPACE & COMMS - US COM   G56462107  223     69975SH    SOLE    69975 0  0
LUCENT TECHNOLOGIES INC. COM   549463107  173     12797SH    SOLE    12797 0  0
WORLDCOM INC.            COM   55268B106 1893    134590SH    SOLE   134590 0  0
MAGNETEK, INC,           COM   559424106  199     15317SH    SOLE    15317 0  0
MCDONALDS                COM   580135101  392     11544SH    SOLE    11544 0  0
MELLON FINL CORP         COM   58551A108  247      5028SH    SOLE     5028 0  0
MICROSOFT CORP.          COM   594918104 2217     51104SH    SOLE    51104 0  0
MOTOROLA, INC.           COM   620076109 1940     95812SH    SOLE    95812 0  0
ORACLE                   COM   68389X105  801     27560SH    SOLE    27560 0  0
PNC BANK CORP            COM   693475105  778     10652SH    SOLE    10652 0  0
PHILIP MORRIS COS INC.   COM   718154107 5077    115387SH    SOLE   115387 0  0
PRECISION CASTPARTS CORP COM   740189105 2059     48962SH    SOLE    48962 0  0
RR DONNELLEY & SONS      COM   257867101 2360     87410SH    SOLE    87410 0  0
SERVICE MASTER CO.       COM   81760N109  158     13780SH    SOLE    13780 0  0
SCHERING PLOUGH CORP     COM   806605101  238      4190SH    SOLE     4190 0  0
SILICON VALLEY BANCSHARE COM   827064106 1974     57100SH    SOLE    57100 0  0
SPRINT CORP              COM   852061100  246     12100SH    SOLE    12100 0  0
SUMMIT BANCORP           COM   866005101  647     16934SH    SOLE    16934 0  0
TCF FINANCIAL CORP       COM   872275102  296      6638SH    SOLE     6638 0  0
TELEFONOS DE MEXICO SA S COM   879403780  505     11200SH    SOLE    11200 0  0
THE SHAW GROUP           COM   820280105  500     10000SH    SOLE    10000 0  0
U.S. BANCORP DELAWARE    COM   902973106 2371     81237SH    SOLE    81237 0  0
WALMART STORES INC.      COM   931142103  546     10270SH    SOLE    10270 0  0
WASHINGTON FEDERAL INC.  COM   92923B106 1112     39113SH    SOLE    39113 0  0
WASHINGTON MUTUAL INC.   COM   939322103 2485     46834SH    SOLE    46834 0  0
WASTE MANAGEMENT INC. D  COM   94106L109 1143     41200SH    SOLE    41200 0  0
WASTE MANAGEMANT REST    COM   94106L109  861     31014SH    SOLE    31014 0  0
WELLS FARGO & CO.        COM   949746101  654     11748SH    SOLE    11748 0  0
WILLIAMS COS INS.        COM   969457100  428     10722SH    SOLE    10722 0  0
YES GROUP INC            COM                0    200000SH    SOLE   200000 0  0
MFC BANCORP LTD CAD      COM   5527X103   199     25502SH    SOLE    25502 0  0
NOKIA CORP SPONSORED ADR PFD A 654902204 1077     24750SH    SOLE    24750 0  0  0








































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